[redacted]

Paras Madho
Director
Securities Operations

NYSE Group

07081721

CERTNYS

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5076 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
NOV 0 9 2007
1086

1-33811

November 9, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, NAVIOS MARITIME PARTNERS L.P., Common Units Representing Limited Partner Interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 8, 2007. Tentative listing date – November 13, 2007.

PROCESSED
NOV 14 2007
THOMSON
FINANCIAL

Sincerely,

Paras Madho

END